INCOME TAXES (Details 6) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [line items]
Deferred tax assets	$ 140,685	$ 110,765
Deferred tax liabilities	(26,354)	(57,636)
Net by geographic area	114,331	53,129
Chile [Member]
Disclosure of geographical areas [line items]
Deferred tax assets	125,917	87,399
Deferred tax liabilities	(53)	(29)
Net by geographic area	125,864	87,370
New York [Member]
Disclosure of geographical areas [line items]
Deferred tax assets	14,768	23,340
Deferred tax liabilities
Net by geographic area	14,768	23,340
Colombia [Member]
Disclosure of geographical areas [line items]
Deferred tax assets		26
Deferred tax liabilities	(26,301)	(57,607)
Net by geographic area	$ (26,301)	$ (57,581)